Investments (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Line Items]
Fixed Maturity Purchased with Credit Deterioration		$ 0	$ 0
Accrued Investment Income Write Down		0	0
Securities sold under agreements to repurchase		$ 0	$ 0
Commercial mortgage loans, Percentage		100.00%	100.00%
Write-downs charged against allowance		$ 7,011	$ 9,400
Loans on non-accrual status recognized in interest income		500	700
Loans on non-accrual status, do not have allowance for credit losses		21,200	2,000
Loans acquired		589,900	12,600
Loans sold		100,000	0
Commercial mortgage and other loans purchased with credit deterioration		0	0
Fixed maturities, available-for-sale	[1]	47,624,171	34,986,160
Fixed Maturities, trading		4,892,507	3,845,045
Fair value of collateral that could be sold or repledged		0	0
Assets Deposited With Governmental Authorities		0	3,600
Gross Unrealized Losses		1,514,925	2,160,856
Twelve Months or More, Gross Unrealized Losses		1,461,767	$ 1,893,641
Commercial mortgage Loans | Extended Maturity
Schedule of Investments [Line Items]
Financing Receivable, Modified, Weighted Average Term Increase from Modification			1 year
Carrying value of non-income producing assets
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale		19,100
Fixed Maturities, trading		200
Fixed maturities | Trading
Schedule of Investments [Line Items]
Fixed Maturities, trading		4,892,507
NAIC high or highest quality rating | Fixed maturities
Schedule of Investments [Line Items]
Gross Unrealized Losses		1,469,000	$ 2,059,000
NAIC other than high or highest quality rating | Fixed maturities
Schedule of Investments [Line Items]
Gross Unrealized Losses		$ 46,000	102,000
California
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage		23.00%
Residential mortgage loans, Percentage		10.00%
Florida
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage		8.00%
Residential mortgage loans, Percentage		13.00%
Texas
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage		8.00%
Europe
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage		8.00%
Australia
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage		1.00%
Mexico
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage		1.00%
New York
Schedule of Investments [Line Items]
Residential mortgage loans, Percentage		9.00%
Other Income | Fixed maturities | Trading
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Investments		$ 231,700	(182,900)	$ 65,600
Other Income | Equity securities
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Investments		(86,300)	(34,200)	$ 25,800
Fixed maturities
Schedule of Investments [Line Items]
Twelve Months or More, Gross Unrealized Losses		$ 1,462,000	$ 1,894,000

[1]	See Note 4 for details of balances associated with variable interest entities.